March 10, 2009

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Prudential Discovery Premier Group Variable Contract Account
(File No. 811-09799)

Discovery Premier Group Retirement Annuity
(File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2008 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Core Equity Fund (Series I), AIM V.I. Dynamics Fund (Series I), AIM V.I. Government Securities Fund (Series I), AIM V.I. International Growth Fund (Series I), AllianceBernstein Growth and Income Portfolio (Class A), AllianceBernstein Large Cap Growth Portfolio (Class A), AllianceBernstein Small Cap Growth Portfolio (Class A), American Century VP Income & Growth Fund (Class I), Credit Suisse Trust Mid-Cap Core Portfolio (Class 1), Davis Value Portfolio, Delaware VIP Emerging Market Series (Standard), The Dreyfus Socially Responsible Growth Fund, Inc. (Initial), Franklin Small-Mid Cap Growth Securities Fund (Class 1), Templeton Foreign Securities Fund (Class 1), Janus Aspen Mid Cap Growth Portfolio (Institutional), Janus Aspen Growth and Income Portfolio (Institutional), Janus Aspen Worldwide Growth Portfolio (Institutional), MFS Growth Series (Initial), MFS Investors Growth Stock Series (Initial), MFS Investors Trust Series (Initial), MFS Research Bond Series (Initial), MFS Total Return Series (Initial), PIMCO Short Term Portfolio (Administrative), T. Rowe Price Equity Income Portfolio, The Prudential Series Fund (Class I): Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Jennison 20/20 Focus Portfolio, Money Market Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio and Value Portfolio.

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950129-09-000601
	Date of Filing:	2009-02-26

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.	0000825316
	Accession No.:	0001193125-09-034789
	Date of Filing:	2009-02-23

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.	0000814680
	Accession No.:	0000814680-09-000007
	Date of Filing:	2009-02-26

4.	Filer/Entity	Credit Suisse Trust
	Registration No.:	811-07261
	CIK No.	0000941568
	Accession No.:	0001104659-09-014920
	Date of Filing:	2009-03-06

5.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.	0001084060
	Accession No.:	0001084060-09-000002
	Date of Filing:	2009-02-23

6.	Filer/entity:	Delaware VIP Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-09-000342
	Date of Filing:	2009-02-26

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-09-036012
	Date of Filing:	2009-02-24

8.	Filer/ Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.	0000906185
	Accession No.:	0001035704-09-000004
	Date of Filing:	2009-02-26

9.	Filer/Entity	MFS Variable Insurance Trust
	Registration No.:	811-08326

	CIK No.	0000918571
	Accession No.:	0001193125-09-048189
	Date of Filing:	2009-03-09

10.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.	0001047304
	Accession No.:	0001193125-09-044737
	Date of Filing:	2009-03-04

11.	Filer/Entity	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.	0000918294
	Accession No.:	0000918294-09-000014
	Date of Filing:	2009-02-20

12.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-09-000001
	Date of Filing:	2009-02-18

13.	Filer/Entity	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.	0000711175
	Accession No.:	0001193125-09-047660
	Date of Filing:	2009-03-06

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Sincerely,

/s/ Adam Scaramella
Adam Scaramella
Vice President & Corporate Counsel